Financial income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income and expenses
Interest income on financial investments	€ 21	€ 31	€ 39
Interest income on financing components of other contracts	38	42	37
Other financial income	97	92	9
Total	156	165	85
Interest expense on interest-bearing liabilities	(127)	(99)	(105)
Interest expense on financing components of other contracts	(83)	(172)	(162)
Interest expense on lease liabilities	(25)	(28)
Net interest expense on defined benefit plans		(9)	(15)
Net fair value losses on investments at fair value through profit and loss		2	1
Net fair value losses on hedged items under fair value hedge accounting	122	133	7
Net fair value gains on hedging instruments under fair value hedge accounting	118	141	9
Net foreign exchange losses	(8)	(106)	(100)
Other financial expenses	(73)	(98)	(17)
Total	€ (320)	€ (506)	€ (398)